RIGHT-OF-USE- ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Nov. 30, 2021
Schedule of Right of Use Asset

Office Space
$
Cost:
At November 30, 2020	—
Additions - acquisition of IndieFlix (Note 3)	144,702
At November 30, 2021	144,702

Amortization:
At November 30, 2020	—
Additions	10,718
At November 30, 2021	10,718

Net book value:
At November 30, 2021	—
At November 30, 2021	133,984

Schedule of Lease Liability

2021
$
Balance, beginning of year	—
Additions (Note 3)	144,702
Lease payments	(10,298)
Interest expense	771
135,175
Less: current portion	(61,703)
Balance, end of year	73,472

Schedule of lease payments

2021
$
Undiscounted minimum lease payments:	-
December 1, 2021 – November 30, 2022	65,187
December 1, 2022 – November 30, 2023	69,093
December 1, 2023 – November 30, 2024	5,785
Total	140,065
Effect of discounting	(4,890)
Total present value of lease liabilities	135,175
Less: current portion	(61,703)
Balance, end of year	73,472